CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 28,340	$ 29,703	$ 8,822
COST OF REVENUES	10,446	7,301	1,896
GROSS PROFIT	17,894	22,402	6,926
OPERATING EXPENSES:
Research and development	3,669	3,359	564
Sales and marketing	6,611	7,036	3,158
General and administrative	3,947	2,773	1,183
Other expenses	2,174	1,225	507
Total operating expenses	16,401	14,393	5,412
OPERATING INCOME	1,493	8,009	1,514
Financial expenses, net	(277)	(133)	(156)
INCOME BEFORE INCOME TAXES	1,216	7,876	1,358
Income tax benefit (expense)	(197)	(1,675)	5,108
NET INCOME FOR THE YEAR	$ 1,019	$ 6,201	$ 6,466
Net income per share:
Basic	$ 0.07	$ 0.46	$ 0.71
Diluted	$ 0.07	$ 0.45	$ 0.70
Shares used in calculation of net income per share:
Basic (in shares)	15,047,496	13,560,490	9,107,130
Diluted (in shares)	15,202,303	13,662,151	9,194,865